Schedule of Investments (unaudited) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(b) — 2.1%
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 8.51%, 10/15/29(a)	USD	325	$269,984
Apidos CLO XXXVI, Series 2021-36A, Class B, (3 mo. LIBOR US + 1.60%), 4.31%, 07/20/34(a)		250	235,408
Apidos CLO XXXVIII, Series 2021-38A, Class E2, (3 mo. LIBOR US + 7.75%), 10.48%, 01/21/34(a)		500	443,273
Ares LIX CLO Ltd., Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 9.03%, 04/25/34(a)		250	213,804
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 9.28%, 10/25/34(a)		250	215,971
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 5.76%, 07/15/31(a)		250	224,438
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1, (3 mo. LIBOR US + 3.20%), 5.94%, 01/19/35(a)		500	441,030
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 6.64%, 06/15/31(a)		500	477,882
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 3.94%, 10/22/30(a)		245	240,745
Carlyle U.S. CLO Ltd., Class A2, (3 mo. LIBOR US + 1.80%), 4.51%, 01/20/31(a)		500	466,432
CarVal CLO VC Ltd.(a)
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 5.76%, 10/15/34		250	226,023
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 9.26%, 10/15/34		250	224,514
Cedar Funding IX CLO Ltd., Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 5.31%, 04/20/31(a)		250	222,099
Cedar Funding XIV CLO Ltd.(a)
Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 4.11%, 07/15/33		500	468,560
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 8.85%, 07/15/33		250	214,593
CIFC Funding Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 6.29%, 07/16/30(a)		500	452,373
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 9.98%, 04/20/32(a)		500	420,854
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.45%), 4.16%, 10/20/33(a)		250	242,006
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 9.51%, 04/20/34(a)		750	677,594
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 1.70%), 4.21%, 04/15/33(a)		500	476,741
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 01/17/34(a)		1,000	684,263
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 6.26%, 01/22/35(a)		750	659,037
GoldenTree Loan Management U.S. CLO 1 Ltd.(a)
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 8.06%, 10/20/34		1,500	1,214,370
Series 2021-11A, Class EJ, (3 mo. LIBOR US + 7.75%), 10.46%, 10/20/34		1,000	883,721
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 7.46%, 01/20/33		750	589,630
Goldentree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class BR, (3 mo. LIBOR US + 1.55%), 4.26%, 10/20/32(a)		250	236,711

Security		Par (000)	Value

Cayman Islands (continued)
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, (3 mo. LIBOR US + 6.70%), 9.41%, 07/20/34(a)	USD	250	$214,306
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 9.27%, 07/20/34(a)		250	222,967
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 8.96%, 04/15/33(a)		375	335,740
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, (3 mo. SOFR + 6.85%), 9.18%, 07/15/35(a)		250	223,226
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 8.31%, 01/20/31(a)		250	210,930
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 8.99%, 10/19/34(a)		500	431,408
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 8.44%, 10/18/30(a)		250	213,928
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 6.13%, 04/25/32(a)		250	229,415
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3 mo. LIBOR US + 1.65%), 4.39%, 07/17/34(a)		500	469,040
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 6.41%, 01/22/35(a)		250	225,916
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		1,421	1,331,733
Series 2019-1A, Class D, 7.14%, 03/20/43		2,174	1,975,331
Myers Park CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.50%), 8.21%, 10/20/30(a)		250	209,609
Neuberger Berman CLO XIV Ltd., Series 14A, Class AR2, (3 mo. LIBOR US + 1.03%), 3.82%, 01/28/30(a)		245	240,546
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3 mo. LIBOR US + 1.65%), 4.36%, 01/20/36(a)		250	236,681
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 5.56%, 07/15/34(a)		1,500	1,319,584
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3 mo. LIBOR US + 1.70%), 4.43%, 10/25/34(a)		250	236,440
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 4.00%, 05/23/31(a)		500	488,192
Palmer Square CLO Ltd.(a)
Class A2R, (3 mo. LIBOR US + 1.60%), 4.51%, 11/15/31		500	472,395
Series 2013-2A, Class A2R3, (3 mo. LIBOR US + 1.50%), 4.24%, 10/17/31		250	235,728
Palmer Square Loan Funding Ltd., Series 2021-4A, Class E, (3 mo. LIBOR US + 7.51%), 10.02%, 10/15/29(a)		500	456,843
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 5.91%, 07/15/34(a)		1,650	1,455,790
Pikes Peak CLO 11, Series 2021-11A, Class A1, (3 mo. SOFR + 1.95%), 4.13%, 07/25/34(a)		1,500	1,453,895

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Rad CLO 15 Ltd., Series 2021-15A, Class E, (3 mo. LIBOR US + 6.20%), 8.91%, 01/20/34(a)	USD	250	$211,102
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 10.12%, 10/15/33(a)		250	226,046
Regatta XXIV Funding Ltd.(a)
Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 5.81%, 01/20/35		250	219,689
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 9.51%, 01/20/35		250	226,024
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3 mo. LIBOR US + 1.32%), 4.03%, 10/20/32(a)		750	729,798
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 8.91%, 01/20/34(a)		750	657,456
Stratus CLO Ltd.(a)
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 7.71%, 12/29/29		1,250	1,084,286
Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,250	543,862
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 8.46%, 12/28/29		300	274,300
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 8.46%, 12/29/29		250	225,082
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 8.66%, 01/15/34(a)		500	428,519
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 5.81%, 04/26/28(a)		250	239,045
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 5.61%, 01/20/31(a)		250	227,603
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3 mo. LIBOR US + 6.70%), 9.41%, 10/20/32(a)		500	446,148
TRESTLES CLO V Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 9.06%, 10/20/34(a)		1,000	855,755
Trimaran Cavu Ltd., Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 6.03%, 10/25/34(a)		550	508,439
Trimaran CAVU Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 7.04%), 9.75%, 07/20/32(a)		500	424,636
Voya CLO Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 4.39%, 10/17/32(a)		250	233,832
Whitebox CLO II Ltd., Series 2020-2A, Class ER, (3 mo. LIBOR US + 7.10%), 9.88%, 10/24/34(a)		250	223,518
Whitebox CLO III Ltd.(a)
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 5.86%, 10/15/34		1,000	924,973
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 9.36%, 10/15/34		1,250	1,103,694

			34,025,506

United States(b) — 1.7%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39		3,000	2,680,555
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 3.88%, 04/15/33(a)		500	485,192
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/26		2,438	2,097,123
Series 2021-3, Class F, 4.24%, 01/17/41		3,768	3,151,618
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36		470	383,441
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44		426	392,631

Security		Par (000)	Value

United States (continued)
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39	USD	3,000	$2,591,343
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/08/31		160	137,216
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/19/40		3,000	2,469,705
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,381,579
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	1,900,603
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,610,885
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,610,485
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,439,254
Republic Finance Issuance Trust
Series 2020-A, Class D, 7.00%, 11/20/30		600	552,201
Series 2021-A, Class D, 5.23%, 12/22/31		800	733,994
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,177,253
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	754,091
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,103,065

			28,652,234

Total Asset-Backed Securities — 3.8% (Cost: $71,968,864)			62,677,740

		Shares

Common Stocks

Cayman Islands — 0.1%
Salt Pay Co. Ltd., Series C, (Acquired 11/16/21, Cost: $1,099,370)(c)(d)		566	743,514

China — 0.4%
BYD Co. Ltd., Class H		277,500	6,836,362

Finland — 1.1%
Aiven, Series D(c)		35,053	3,923,833
Neste OYJ		336,690	14,676,150

			18,599,983

France — 3.7%
BNP Paribas SA		196,130	8,284,380
Cie de Saint-Gobain		322,177	11,519,629
Hermes International		4,544	5,344,287
LVMH Moet Hennessy Louis Vuitton SE		31,692	18,684,800
Schneider Electric SE		145,507	16,435,126
Societe Generale SA		8,733	172,705

			60,440,927

Germany — 2.7%
Commerzbank AG(e)		111,099	790,915
Infineon Technologies AG		199,586	4,367,745
Mercedes-Benz Group AG, Registered Shares		335,101	16,945,061
SAP SE		232,363	18,936,454
Siemens AG, Registered Shares		33,497	3,274,092

			44,314,267

Ireland — 0.0%
Trane Technologies PLC		49	7,096

Italy — 0.2%
Ariston Holding NV		445,371	3,778,677

Japan — 0.3%
FANUC Corp.		39,600	5,560,405

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 1.3%
ASML Holding NV	23,166	$9,597,183
ING Groep NV	1,373,143	11,765,676

		21,362,859

South Korea — 1.1%
LG Energy Solution Ltd.(e)	30,668	9,042,713
Samsung SDI Co. Ltd.	25,776	9,695,475

		18,738,188

Sweden — 0.3%
Volvo AB, B Shares	306,357	4,335,249

Switzerland — 0.3%
TE Connectivity Ltd.	47,116	5,199,722

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	172,481	11,825,297

United Kingdom — 1.2%
AstraZeneca PLC	4,000	439,718
AstraZeneca PLC, ADR	115,816	6,351,349
Linde PLC	13,062	3,521,385
Lloyds Banking Group PLC	21,242,775	9,601,463

		19,913,915

United States — 34.3%
Abbott Laboratories(f)	217,787	21,073,070
Activision Blizzard, Inc.	4,331	321,967
Adobe, Inc.(e)	11,680	3,214,336
Air Products & Chemicals, Inc.	49,432	11,504,309
Alcoa Corp.	8,152	274,396
Align Technology, Inc.(e)	1,679	347,738
Alphabet, Inc., Class C(e)	321,071	30,870,977
Amazon.com, Inc.(e)	50,773	5,737,349
American Tower Corp.(f)	170,267	36,556,325
Apple, Inc.	35,000	4,837,000
Applied Materials, Inc.	139,208	11,405,311
Archer-Daniels-Midland Co.	209,427	16,848,402
Booking Holdings, Inc.(e)	313	514,325
Boston Scientific Corp.(e)	838,847	32,488,544
Bunge Ltd.	1,635	135,002
Cap Hill Brands(c)	272,067	1,986,089
Capri Holdings Ltd.(e)	1,423	54,700
CF Industries Holdings, Inc.	26,667	2,566,699
Chubb Ltd.	1,618	294,282
Clarify Health(c)	318,926	2,535,462
Crowdstrike Holdings, Inc., Class A(e)	1,384	228,097
Datadog, Inc., Class A(e)	4,945	439,017
Deere & Co.	14,846	4,956,931
DexCom, Inc.(e)	63,473	5,112,115
Domino’s Pizza, Inc.	11,709	3,632,132
Dynatrace, Inc.(e)	20,945	729,095
Edwards Lifesciences Corp.(e)	142,191	11,749,242
Eli Lilly & Co.	43,687	14,126,191
Halliburton Co.	11,360	279,683
Home Depot, Inc.	84,833	23,408,818
Humana, Inc.	39,540	19,184,413
Intuit, Inc.	12,745	4,936,393
Intuitive Surgical, Inc.(e)	84,931	15,919,467
Johnson Controls International PLC	90,439	4,451,408
Marsh & McLennan Cos., Inc.	287,820	42,968,648
Masco Corp.	335,439	15,661,647
Mastercard, Inc., Class A	62,136	17,667,750
Merck & Co., Inc.	135,878	11,701,813

Security		Shares	Value

United States (continued)
Microsoft Corp.(f)		164,583	$38,331,381
Mr. Cooper Group, Inc.(e)		14,649	593,285
NextEra Energy, Inc.(f)		472,861	37,077,031
NIKE, Inc., Class B		70,531	5,862,537
NVIDIA Corp.		30,520	3,704,823
Otis Worldwide Corp.		6,128	390,966
Proof Acquisition Corp.(c)		24,722	27,689
Raymond James Financial, Inc.		2,328	230,053
Rivian Automotive, Inc., Class A(e)		67,729	2,228,961
Salesforce, Inc.(e)(f)		141,221	20,313,229
Schlumberger NV		6,287	225,703
ServiceNow, Inc.(e)(f)		62,178	23,479,035
SPDR S&P Biotech ETF		40,000	3,172,800
Symbotic Corp., Class A		21,464	246,836
Tesla, Inc.(e)		16,140	4,281,135
Thermo Fisher Scientific, Inc.(f)		83,744	42,474,119
Toast, Inc., Class A(e)		19,244	321,760
Tractor Supply Co.		10,089	1,875,343
Walt Disney Co.(e)		10,490	989,522
XPO Logistics, Inc.(e)		5,166	229,990

			566,775,341

Total Common Stocks — 47.7% (Cost: $1,008,187,737)			788,431,802

		Par (000)

Corporate Bonds

Australia — 0.1%
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)	USD	1,257	1,080,077

Belgium(g) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	100	104,416
KBC Group NV, (1 year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)		100	89,097

			193,513

Canada — 0.3%
Mattamy Group Corp., 5.25%, 12/15/27(b)	USD	938	777,487
Thomson Reuters Corp., 4.30%, 11/23/23		250	248,097
Toronto-Dominion Bank
2.35%, 03/08/24		4,020	3,878,451
2.88%, 04/05/27(g)	GBP	100	94,761
2.00%, 09/10/31	USD	119	88,815

			5,087,611

France — 0.0%
Altice France SA, 5.50%, 01/15/28(b)		267	211,435
BNP Paribas SA(g)
3.38%, 01/23/26	GBP	100	98,929
1.88%, 12/14/27		100	86,194
Societe Generale SA, 1.88%, 10/03/24(g)		100	101,451
TotalEnergies Capital International SA, 1.66%, 07/22/26(g)		100	95,170

			593,179

Germany — 0.2%
Deutsche Bank AG
2.63%, 12/16/24(g)		100	100,401

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Deutsche Bank AG (continued)
1.69%, 03/19/26	USD	3,250	$2,828,451
4.00%, 06/24/26(a)(g)	GBP	100	100,250

			3,029,102

Japan — 0.2%
Mizuho Financial Group, Inc., (1 year CMT + 1.25%), 3.26%, 05/22/30(a)	USD	2,040	1,712,686
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/50		2,655	1,761,326

			3,474,012

Jersey — 0.2%
Aptiv PLC, 3.10%, 12/01/51		2,605	1,458,779
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25		1,099	1,025,531

			2,484,310

MultiNational — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(b)		418	393,632
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26		1,626	1,520,310
3.25%, 11/30/51		3,380	2,019,512

			3,933,454

Netherlands — 0.2%
Cooperatieve Rabobank UA, (1 year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(g)	GBP	100	88,422
ING Groep NV, 3.00%, 02/18/26(g)		100	98,083
LYB International Finance II BV, 3.50%, 03/02/27	USD	1,020	932,717
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		2,654	2,373,656
Volkswagen Financial Services NV, 1.88%, 12/03/24(g)	GBP	100	100,558

			3,593,436

Spain(g) — 0.1%
Banco Santander SA, (1 year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)		400	393,482
Telefonica Emisiones SA
5.29%, 12/09/22		50	55,782
5.38%, 02/02/26		200	212,584

			661,848

Sweden — 0.0%
Swedbank AB, (1 year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(g)		100	88,447

Switzerland — 0.0%
UBS Group AG, (1 year CMT + 1.00%), 2.10%, 02/11/32(a)(b)	USD	120	87,212

United Kingdom — 0.6%
AstraZeneca PLC
3.38%, 11/16/25		3,000	2,861,414
1.38%, 08/06/30		119	91,842
2.13%, 08/06/50		605	348,307
Barclays PLC
2.38%, 10/06/23(a)(g)	GBP	100	111,640
3.00%, 05/08/26(g)		100	95,474
3.25%, 02/12/27(g)		100	93,469
(1 year CMT + 1.30%), 2.89%, 11/24/32(a)	USD	119	86,032
BG Energy Capital PLC, 5.13%, 12/01/25(g)	GBP	200	214,562
Deuce Finco PLC, 5.50%, 06/15/27(b)		586	487,452
HSBC Holdings PLC, 1.75%, 07/24/27(a)		100	89,685
Informa PLC, 3.13%, 07/05/26(g)		100	96,087

Security		Par (000)	Value

United Kingdom (continued)
Lloyds Banking Group PLC, 2.25%, 10/16/24(g)	GBP	200	$205,076
NatWest Group PLC(a)(g)
(1 year GBP Swap + 1.49%), 2.88%, 09/19/26		100	97,997
(5 year GBP Swap + 2.01%), 3.13%, 03/28/27		100	96,335
Royalty Pharma PLC
1.75%, 09/02/27	USD	2,250	1,859,358
2.15%, 09/02/31		1,249	920,004
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(g)	GBP	100	98,973
Vodafone Group PLC, 4.13%, 05/30/25	USD	2,000	1,962,281

			9,815,988

United States — 17.1%
AbbVie, Inc.
3.80%, 03/15/25		1,750	1,694,882
4.25%, 11/14/28		975	916,180
3.20%, 11/21/29		1,000	875,473
4.25%, 11/21/49		1,795	1,440,967
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		2,176	1,927,094
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)		431	385,237
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33		119	83,637
2.95%, 03/15/34		792	612,357
Allegiant Travel Co., 7.25%, 08/15/27(b)		635	598,487
Ally Financial, Inc., 3.88%, 05/21/24		2,090	2,041,895
Alphabet, Inc., 1.10%, 08/15/30		121	93,550
American Express Co., 2.25%, 03/04/25		616	577,309
American Honda Finance Corp., 2.25%, 01/12/29		1,000	840,327
American Tower Corp.
1.45%, 09/15/26		2,250	1,918,102
2.75%, 01/15/27		3,000	2,652,879
1.88%, 10/15/30		119	88,063
3.10%, 06/15/50		605	376,720
Amgen, Inc.
5.50%, 12/07/26(g)	GBP	100	108,211
2.00%, 01/15/32	USD	2,389	1,816,463
3.00%, 01/15/52		2,590	1,619,052
2.77%, 09/01/53		2,025	1,179,866
Amphenol Corp., 2.20%, 09/15/31		119	92,199
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		1,890	1,841,160
Apple, Inc.
2.40%, 08/20/50		1,970	1,222,676
2.70%, 08/05/51		2,415	1,594,012
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		1,353	1,103,994
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)		2,661	1,932,025
AT&T, Inc.
2.90%, 12/04/26	GBP	200	192,803
4.25%, 03/01/27	USD	1,990	1,909,740
5.50%, 03/15/27(g)	GBP	100	105,969
2.30%, 06/01/27	USD	1,000	874,018
Bank of America Corp.(a)
(1 day SOFR + 0.67%), 1.84%, 02/04/25		1,142	1,085,284
(1 day SOFR + 0.91%), 0.98%, 09/25/25		2,230	2,028,928
(1 day SOFR + 1.37%), 1.92%, 10/24/31		119	88,024
(1 day SOFR + 1.56%), 2.97%, 07/21/52		605	371,059
Bank of New York Mellon Corp., 1.65%, 01/28/31		119	90,722

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Baxalta, Inc., 4.00%, 06/23/25	USD	1,970	$1,911,249
Baxter International, Inc.
1.32%, 11/29/24		1,130	1,043,177
1.92%, 02/01/27		2,155	1,875,200
Becton Dickinson & Co.
3.36%, 06/06/24		1,250	1,214,723
3.70%, 06/06/27		4,035	3,754,947
1.96%, 02/11/31		119	91,871
Berry Global, Inc., 1.57%, 01/15/26		2,782	2,425,418
Boston Properties LP, 2.55%, 04/01/32		119	87,742
Bristol-Myers Squibb Co.
1.45%, 11/13/30		119	91,771
2.55%, 11/13/50		605	372,764
Broadcom, Inc., 2.45%, 02/15/31(b)		4,589	3,458,450
Calpine Corp., 4.50%, 02/15/28(b)		860	757,651
Carrier Global Corp.
2.49%, 02/15/27		444	393,578
3.38%, 04/05/40		2,240	1,619,424
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)		1,245	1,089,773
Charles Schwab Corp., 1.65%, 03/11/31		119	89,740
Cheever Escrow Issuer LLC, 7.13%, 10/01/27(b)		705	630,975
Cigna Corp., 3.05%, 10/15/27		2,000	1,792,291
Citigroup, Inc.
5.61%, 09/29/26		1,960	1,949,187
1.75%, 10/23/26	GBP	200	181,998
(1 day SOFR + 0.69%), 2.01%, 01/25/26(a)	USD	1,433	1,316,836
Clorox Co., 1.80%, 05/15/30		119	91,808
Coca-Cola Co., 1.38%, 03/15/31		119	90,774
Comcast Corp.
1.50%, 02/15/31		119	89,330
2.80%, 01/15/51		2,140	1,310,831
2.45%, 08/15/52		605	342,990
Commercial Metals Co., 4.38%, 03/15/32		1,987	1,569,730
Covanta Holding Corp., 4.88%, 12/01/29(b)		3,498	2,827,293
Crown Castle, Inc.
4.30%, 02/15/29		1,980	1,816,184
2.50%, 07/15/31		119	91,700
CSC Holdings LLC(b)
5.38%, 02/01/28		1,294	1,129,015
7.50%, 04/01/28		1,264	1,031,386
CVS Health Corp., 3.38%, 08/12/24		2,965	2,886,188
Dana, Inc.
5.63%, 06/15/28		1,309	1,080,123
4.25%, 09/01/30		383	280,529
Deere & Co., 2.88%, 09/07/49		1,175	815,680
Dell International LLC/EMC Corp., 3.45%, 12/15/51(b)		605	343,950
DR Horton, Inc., 1.30%, 10/15/26		3,345	2,800,173
Duke Realty LP, 2.25%, 01/15/32		119	92,485
eBay, Inc., 1.90%, 03/11/25		2,070	1,920,973
Elevance Health, Inc.
4.10%, 03/01/28		1,965	1,858,498
3.60%, 03/15/51		2,400	1,710,714
Eli Lilly & Co.
2.25%, 05/15/50		605	374,252
2.50%, 09/15/60		1,355	801,454
Equinix, Inc.
2.90%, 11/18/26		2,000	1,794,173
3.20%, 11/18/29		2,095	1,771,071
3.00%, 07/15/50		303	185,652
2.95%, 09/15/51		1,390	832,574

Security		Par (000)	Value

United States (continued)
Exelon Corp.
2.75%, 03/15/27(b)	USD	420	$376,295
4.70%, 04/15/50		1,175	982,644
Expedia Group, Inc., 2.95%, 03/15/31		33	25,601
Fidelity National Information Services, Inc., 1.15%, 03/01/26		2,230	1,929,681
Flyr Convertible Notes, 8.00%, 07/20/23(c)		2,036	2,065,139
Flyr Secured Notes, 10.00%, 01/20/27(c)		1,036	954,467
Ford Motor Co.
3.25%, 02/12/32		2,518	1,813,791
6.10%, 08/19/32		2,250	1,983,600
Forestar Group, Inc., 3.85%, 05/15/26(b)		399	328,182
Freed Corp., 10.00%, 12/02/23(c)		3,135	3,009,600
Freedom Mortgage Corp.(b)
8.13%, 11/15/24		1,307	1,143,625
8.25%, 04/15/25		2,471	2,041,631
FreeWire Technologies, Inc., 12.95%, 03/31/25(c)		3,251	2,825,750
General Mills, Inc., 4.00%, 04/17/25		1,965	1,918,060
General Motors Financial Co., Inc.
1.50%, 06/10/26		2,000	1,699,737
2.70%, 08/20/27		2,165	1,833,146
2.35%, 01/08/31		2,394	1,737,226
Gilead Sciences, Inc.
3.65%, 03/01/26		2,945	2,799,301
2.95%, 03/01/27		1,050	957,203
1.65%, 10/01/30		119	91,248
2.80%, 10/01/50		3,320	2,050,319
Goldman Sachs Group, Inc.
3.85%, 01/26/27		2,500	2,322,918
7.25%, 04/10/28	GBP	100	112,409
(1 day SOFR + 0.80%), 1.43%, 03/09/27(a)	USD	2,500	2,149,275
(1 day SOFR + 0.82%), 1.54%, 09/10/27(a)		1,000	844,843
(1 day SOFR + 1.25%), 2.38%, 07/21/32(a)		119	89,724
(1 day SOFR + 1.47%), 2.91%, 07/21/42(a)		724	465,493
Series VAR, (1 day SOFR + 0.54%), 0.63%, 11/17/23(a)		1,000	993,950
Series VAR, (1 day SOFR + 0.79%), 1.09%, 12/09/26(a)		1,000	862,925
GSK Consumer Healthcare Capital U.S. LLC, 3.02%, 03/24/24(b)		4,585	4,435,434
HCA, Inc.
5.38%, 02/01/25		2,500	2,470,436
5.25%, 06/15/26		1,960	1,894,019
3.50%, 07/15/51		3,350	2,074,218
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
5.00%, 06/01/29		865	698,141
4.88%, 07/01/31		1,335	1,019,353
Home Depot, Inc.
1.38%, 03/15/31		119	89,509
2.38%, 03/15/51		2,015	1,179,050
2.75%, 09/15/51		2,460	1,564,171
HP, Inc., 3.40%, 06/17/30		1,045	843,917
Humana, Inc., 0.65%, 08/03/23		2,615	2,525,019
Intel Corp., 3.10%, 02/15/60		115	69,385
Intercontinental Exchange, Inc.
1.85%, 09/15/32		119	87,677
3.00%, 09/15/60		605	361,627
International Business Machines Corp.
3.30%, 05/15/26		3,100	2,921,050
3.50%, 05/15/29		750	677,850

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
International Business Machines Corp. (continued)
2.95%, 05/15/50	USD	605	$381,306
JPMorgan Chase & Co.(a)
0.99%, 04/28/26(g)	GBP	200	192,509
(1 day SOFR + 0.77%), 1.47%, 09/22/27	USD	2,500	2,114,014
(1 day SOFR + 1.02%), 2.07%, 06/01/29		2,170	1,759,238
(1 day SOFR + 1.51%), 2.53%, 11/19/41		724	451,983
(3 mo. SOFR + 0.60%), 0.65%, 09/16/24		392	373,854
(3 mo. SOFR + 1.11%), 1.76%, 11/19/31		119	86,980
KB Home, 4.80%, 11/15/29		2,081	1,675,375
Keurig Dr. Pepper, Inc.
4.42%, 05/25/25		479	471,100
3.35%, 03/15/51		1,305	849,091
Kilroy Realty LP, 2.50%, 11/15/32		119	85,535
Kimco Realty Corp., 2.25%, 12/01/31		119	89,263
Kraft Heinz Foods Co., 4.38%, 06/01/46		2,785	2,165,053
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		1,770	1,464,817
4.25%, 07/01/28		1,082	843,971
3.63%, 01/15/29		970	718,178
Lowe’s Cos., Inc.
4.00%, 04/15/25		1,950	1,910,501
1.70%, 09/15/28		1,000	816,441
1.70%, 10/15/30		119	89,728
3.00%, 10/15/50		605	370,471
4.25%, 04/01/52		2,265	1,734,313
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28		1,294	1,079,101
4.50%, 06/15/29(b)		888	701,791
Medline Borrower LP, 3.88%, 04/01/29(b)		2,396	1,920,849
Merck & Co., Inc.
2.15%, 12/10/31		1,134	914,608
2.45%, 06/24/50		605	372,296
2.90%, 12/10/61		2,465	1,544,210
Microsoft Corp.
2.53%, 06/01/50		1,240	810,146
2.68%, 06/01/60		2,295	1,443,108
Mondelez International, Inc., 1.50%, 02/04/31		119	87,346
Moody’s Corp.
2.55%, 08/18/60		148	80,369
3.10%, 11/29/61		1,787	1,088,849
Morgan Stanley
3.63%, 01/20/27		2,000	1,860,446
(1 day SOFR + 0.53%), 0.79%, 05/30/25(a)		1,045	961,820
(1 day SOFR + 1.00%), 2.48%, 01/21/28(a)		1,087	950,038
(1 day SOFR + 1.03%), 1.79%, 02/13/32(a)		119	86,968
(1 day SOFR + 1.14%), 2.70%, 01/22/31(a)		2,500	2,026,926
(1 day SOFR + 1.43%), 2.80%, 01/25/52(a)		605	365,237
Series F, 3.88%, 04/29/24		2,000	1,963,423
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		224	191,240
5.50%, 08/15/28		1,921	1,508,455
5.13%, 12/15/30		961	696,917
5.75%, 11/15/31		454	332,952
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/25		1,720	1,689,939
Norfolk Southern Corp.
3.85%, 01/15/24		2,000	1,978,081
2.90%, 08/25/51		2,515	1,592,861
Northern States Power Co., 2.90%, 03/01/50		1,225	818,519
NortonLifeLock, Inc., 6.75%, 09/30/27(b)		1,394	1,337,585

Security		Par (000)	Value

United States (continued)
Novartis Capital Corp., 2.75%, 08/14/50	USD	1,190	$803,771
NRG Energy, Inc., 3.38%, 02/15/29(b)		1,391	1,126,209
NVIDIA Corp., 1.55%, 06/15/28		2,180	1,808,073
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51		1,275	813,871
Oracle Corp., 3.60%, 04/01/50		2,135	1,335,875
Picard Midco, Inc., 6.50%, 03/31/29		2,073	1,751,063
Procter & Gamble Co., 2.45%, 11/03/26		2,030	1,883,759
Prologis LP, 4.63%, 01/15/33		2,896	2,752,761
Reliance Steel & Aluminum Co., 1.30%, 08/15/25		3,000	2,676,527
Republic Services, Inc.
2.50%, 08/15/24		3,010	2,873,816
3.95%, 05/15/28		3,000	2,807,261
1.45%, 02/15/31		119	88,847
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.63%, 03/01/29(b)		1,398	1,075,971
Roper Technologies, Inc., 1.75%, 02/15/31		119	87,682
Ryder System, Inc., 2.90%, 12/01/26		2,110	1,888,011
S&P Global, Inc., 1.25%, 08/15/30		119	89,099
Salesforce, Inc.
2.90%, 07/15/51		1,820	1,202,179
3.05%, 07/15/61		1,175	733,204
Sherwin-Williams Co., 3.13%, 06/01/24		1,980	1,921,586
Sonoco Products Co., 2.25%, 02/01/27		807	714,712
Southern California Edison Co., Series 20A, 2.95%, 02/01/51		1,355	824,691
Sprint Corp., 7.88%, 09/15/23		8,990	9,081,833
Steel Dynamics, Inc., 3.45%, 04/15/30		2,030	1,712,981
Stem, Inc., 0.50%, 12/01/28(b)		275	204,050
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,643	1,530,044
Tenet Healthcare Corp.(b)
4.25%, 06/01/29		2,081	1,723,588
6.13%, 06/15/30		1,206	1,104,696
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24		2,070	1,925,024
T-Mobile USA, Inc.
3.75%, 04/15/27		2,750	2,537,812
3.88%, 04/15/30		2,020	1,791,772
2.25%, 11/15/31		119	89,681
3.40%, 10/15/52		1,360	897,855
Toyota Motor Credit Corp.
4.40%, 09/20/24		1,000	993,676
1.90%, 09/12/31		119	92,059
Travel & Leisure Co., 4.63%, 03/01/30(b)		440	347,793
Truist Bank, 2.15%, 12/06/24		4,070	3,829,700
United Wholesale Mortgage LLC(b)
5.50%, 11/15/25		1,304	1,137,453
5.75%, 06/15/27		1,346	1,066,574
UnitedHealth Group, Inc., 2.90%, 05/15/50		605	397,362
Verizon Communications, Inc.
1.13%, 11/03/28	GBP	100	81,839
2.88%, 11/20/50	USD	1,435	877,515
3.55%, 03/22/51		1,215	854,342
2.99%, 10/30/56		605	359,625
Visa, Inc.
1.10%, 02/15/31		119	89,045
2.00%, 08/15/50		1,265	724,055
VMware, Inc.
4.65%, 05/15/27		750	716,376
4.70%, 05/15/30		1,500	1,349,394
2.20%, 08/15/31		2,369	1,724,313
Walt Disney Co., 2.75%, 09/01/49		605	383,846

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Warnermedia Holdings, Inc., 3.43%, 03/15/24(b)	USD	2,985	$2,884,110
Waste Management, Inc.
1.50%, 03/15/31		119	90,220
2.50%, 11/15/50		2,660	1,619,892
Welltower, Inc., 4.50%, 01/15/24		1,750	1,734,296
Workday, Inc., 3.50%, 04/01/27		6,020	5,568,455
WRKCo, Inc., 3.90%, 06/01/28		1,000	918,571

			282,532,914

Total Corporate Bonds — 19.2% (Cost: $361,193,990)			316,655,103

Floating Rate Loan Interests

Australia(c) — 0.3%
Oceana Australian Fixed Income Trust, A Note Upsize
8.00%, 01/21/24	AUD	7,570	4,757,413
8.00%, 03/28/26		690	430,324

			5,187,737

Belgium — 0.2%
Apollo Finco, 2021 EUR Term Loan B, (6 mo. EURIBOR + 4.87%), 5.08%, 10/31/28	EUR	3,116	2,668,289

United States — 2.2%
American Auto Auction Group LLC, 2021 Term Loan B, (3 mo. SOFR + 5.00%, 0.75% Floor), 8.70%, 12/30/27	USD	2,734	2,515,591
AMF MF Portfolio, Term Loan, 6.69%, 11/01/28(c)		4,075	4,075,000
CML Paradise Plaza, Term Loan, (3 mo. LIBOR + 3.60%), 6.84%, 12/07/26(c)		5,400	5,295,448
EIS Buyer, Inc., Revolver, 0.00%, 09/01/27(c)(h)		341	330,855
EIS Group, Inc., Term Loan, (3 mo. SOFR CME), 2.84%, 05/01/28(c)		3,406	3,308,549
Galaxy Universal LLC(c)
1st Lien Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 9.07%, 11/12/26		6,241	6,240,874
2022 Delayed Draw Term Loan, (3 mo. SOFR CME + 5.75%, 1.00% Floor), 9.29%, 06/24/23		265	264,536
Hydrofarm Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 5.50%, -4.50% Floor), 8.38%, 09/27/28(c) .		1,125	989,562
MIP V Waste Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/08/28(a)		3,067	2,951,593
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 9.34%, 10/13/28(c)		4,531	4,214,044
Signal Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 04/03/28(a)		992	728,219
Sonder Secured Notes, 01/19/27(c)(h)		5,398	4,580,019
Vaca Morada Partners LP, Revolver, (3 mo. LIBOR + 0.50%), 3.66%, 03/25/24(c)		1,312	1,308,505

			36,802,795

Floating Rate Loan Interests — 2.7% (Cost: $47,569,347)			44,658,821

		Shares

Investment Companies

United States — 3.6%
Invesco QQQ Trust, Series 1		13,700	3,661,462
Invesco Senior Loan ETF(i)		985,000	19,887,150

Security		Shares	Value

United States (continued)
iShares iBoxx $ High Yield Corporate Bond ETF(i)(j)		9,401	$671,138
iShares iBoxx $ Investment Grade Corporate Bonds ETF(j)		53,303	5,460,892
iShares JP Morgan USD Emerging Markets Bond ETF(j)		167,848	13,327,131
iShares Russell 2000 ETF(j)		100	16,492
SPDR Bloomberg High Yield Bond ETF(i)		63,634	5,590,247
SPDR S&P 500 ETF Trust		29,600	10,572,528

Total Investment Companies — 3.6% (Cost: $64,564,421)			59,187,040

		Par (000)

Municipal Bonds

Puerto Rico(a) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43	USD	406	200,026
0.00%, 11/01/51		4,482	1,643,988
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		1,888	617,691

Total Municipal Bonds — 0.1% (Cost: $2,848,392)			2,461,705

Non-Agency Mortgage-Backed Securities

United States(a)(b) — 2.9%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,506,099
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,649,138
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,255,443
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34		2,040	1,791,645
Grace Trust, Series 2020-GRCE, Class D, 2.77%, 12/10/40		2,000	1,393,361
GS Mortgage Securities Corp. Trust
Series 2021-DM, Class E, (1 mo. LIBOR US + 2.94%), 5.75%, 11/15/36		2,150	1,989,175
Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 6.25%, 11/15/36		2,150	1,962,265
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41		2,000	1,416,251
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 5.27%, 04/15/38		2,270	2,133,433
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-NYAH, Class E, (1 mo. LIBOR US + 1.84%), 4.66%, 06/15/38		4,000	3,780,280
Series 2022-NLP, Class F, (1 mo. SOFR + 3.54%), 6.38%, 04/15/37		2,000	1,829,792
Series 2022-OPO, Class D, 3.56%, 01/05/39		860	674,767
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, 09/10/39		2,250	1,773,853
MFRA Trust, Class M1, 4.57%, 09/25/56		4,000	3,325,678
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 5.42%, 04/15/38		2,000	1,856,650
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. SOFR + 2.25%), 5.27%, 01/19/37		3,835	3,790,690

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31	USD	3,500	$3,114,297
SREIT Trust, Series 2021-PALM, Class G, (1 mo. LIBOR US + 3.62%), 6.43%, 10/15/34		1,050	975,633
STWD Mortgage Trust
Series 2021-LIH, Class F, (1 mo. LIBOR US + 3.55%), 6.37%, 11/15/36		2,500	2,298,595
Series 2021-LIH, Class G, (1 mo. LIBOR US + 4.20%), 7.02%, 11/15/36		750	689,602
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 02/12/41		650	470,832
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. SOFR + 2.19%), 5.03%, 05/15/37		2,410	2,353,326
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,875	2,306,292

Total Non-Agency Mortgage-Backed Securities — 2.9% (Cost: $53,912,554)			47,337,097

Preferred Securities

Capital Trust — 0.0%

United States — 0.0%
Vistra Corp., 7.00%(a)(b)(k)		1,120	977,771

			977,771

		Shares

Preferred Stocks — 0.6%(c)

Sweden — 0.0%
Volta		2,492	148,003

United States — 0.6%
Deep Instinct Ltd., Series D-4, (Acquired 09/20/22, Cost: $3,691,502)(d)		523,592	3,691,324
Lesson Nine GmbH, Series B		456,729	3,466,573
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,239,070)(d)		53,954	662,015
Verge Genomics, Inc., (Acquired 11/05/21, Cost: $1,437,421)(d)		269,847	1,324,949
Zero Mass Water, Inc., Series D, (Acquired 07/05/22, Cost: $249,208)(d)		6,084	249,140

			9,394,001

			9,542,004

Total Preferred Securities — 0.6% (Cost: $12,399,085)			10,519,775

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 11.1%
U.S. Treasury Bonds, 3.25%, 08/31/24(l)	USD	188,000	$184,607,187

Mortgage-Backed Securities — 1.1%
Uniform Mortgage-Backed Securities, 4.50%, 10/13/52(m)		18,770	17,879,891

Total U.S. Government Sponsored Agency Securities — 12.2% (Cost: $205,999,730)			202,487,078

U.S. Treasury Obligations
U.S. Treasury Bills, 3.98%, 09/07/23(n)(o)		8,400	8,095,366
U.S. Treasury Notes, 1.38%, 09/30/23		16,790	16,315,158

Total U.S. Treasury Obligations — 1.5% (Cost: $24,450,696)			24,410,524

		Shares

Warrants

United States — 0.0%
Altus Power, Inc., (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 01/12/27, Strike Price USD 11.00)(e)		24,178	73,501
Flyr Warrants, (Issued 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(c)		5,576	81,019
FreeWire Technologies, Inc., (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(c)		354,944	383,340
Gores Holdings VIII, Inc., Class A, (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)		21,128	19,611
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)(c)		61,805	4,326
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(c)		75,255	1,505

Total Warrants — 0.0% (Cost: $165,624)			563,302

Total Long-Term Investments — 94.3% (Cost: $1,853,260,440)			1,559,389,987

		Par (000)

Short-Term Securities

Certificates of Deposit — 0.2%

United States — 0.2%
Citibank N.A., 5.00%, 09/21/23	USD	2,690	2,691,427

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Paper — 1.2%

United States — 1.2%
Enel Finance America LLC, 0.00%, 09/06/23	USD	720	$687,148
General Motors Financial Co., Inc.
0.00%, 11/07/22		9,600	9,561,423
0.00%, 02/13/23		4,905	4,820,892
0.00%, 02/14/23		4,905	4,820,199

			19,889,662

		Shares

Money Market Funds — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(j)(p)		64,375,261	64,375,261
SL Liquidity Series, LLC, Money Market Series, 3.29%(j)(p)(q)		10,627,395	10,627,395

			75,002,656

Total Short-Term Securities — 5.9% (Cost: $97,611,973)			97,583,745

Options Purchased — 0.2% (Cost: $6,322,475)			3,260,294

Total Investments Before Options Written — 100.4% (Cost: $1,957,194,888)			1,660,234,026

Options Written — (0.5)% (Premiums Received: $(5,048,195))			(8,306,789)

Total Investments, Net of Options Written — 99.9% (Cost: $1,952,146,693)			1,651,927,237
Other Assets Less Liabilities — 0.1%			1,139,521

Net Assets — 100.0%			$1,653,066,758

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,670,942, representing 0.4% of its net assets as of period end, and an original cost of $7,716,571.

(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	All or a portion of this security is on loan.
(j)	Affiliate of the Trust.
(k)	Perpetual security with no stated maturity date.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(m)	Represents or includes a TBA transaction.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Zero-coupon bond.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$800,242,110	$—	$(735,866,849	)(a)	$—	$—	$64,375,261	64,375,261	$1,662,961	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	17,634,403	(15,944,929)		(972,983)	(45,353)	671,138	9,401	244,876	—
iShares iBoxx $ Investment Grade Corporate Bonds ETF	—	33,924,565	(26,679,622)		(1,355,285)	(428,766)	5,460,892	53,303	113,093	—

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
iShares JP Morgan USD Emerging Markets Bond ETF	$—	$18,040,182		$(2,928,616)	$(309,423)	$(1,475,012)	$13,327,131	167,848	$85,169		$—
iShares Russell 2000 ETF	—	5,558,830		(5,869,303)	327,973	(1,008)	16,492	100	87		—
SL Liquidity Series, LLC, Money Market Series	—	10,631,022	(a)	—	(4,241)	614	10,627,395	10,627,395	105,045	(b)	—

					$(2,313,959)	$(1,949,525)	$94,478,309		$2,211,231		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	131	12/16/22	$28,913	$(4,189,611)
S&P 500 E-Mini Index	36	12/16/22	6,483	(614,249)
U.S. Long Bond	51	12/20/22	6,452	(411,676)

				(5,215,536)

Short Contracts
Euro Stoxx 50 Index	31	12/16/22	1,015	74,974
Russell 2000 E-Mini Index	51	12/16/22	4,258	561,645
10-Year U.S. Treasury Note	140	12/20/22	15,689	775,571
10-Year U.S. Ultra Long Treasury Note	15	12/20/22	1,778	(1,596)
Ultra U.S. Treasury Bond	162	12/20/22	22,143	1,985,391
2-Year U.S. Treasury Note	480	12/30/22	98,550	(83,518)
5-Year U.S. Treasury Note	407	12/30/22	43,727	1,529,086

				4,841,553

				$(373,983)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,479,641	EUR	3,457,609	Morgan Stanley & Co. International PLC	11/18/22	$80,467
EUR	155,257	USD	152,317	JPMorgan Chase Bank N.A.	12/15/22	669
EUR	214,823	USD	207,675	JPMorgan Chase Bank N.A.	12/15/22	4,005
GBP	14,745	USD	15,884	BNY Mellon	12/15/22	597
GBP	2,272,027	USD	2,491,043	Morgan Stanley & Co. International PLC	12/15/22	48,393
GBP	2,337,522	USD	2,598,525	Morgan Stanley & Co. International PLC	12/15/22	14,114
USD	5,611,711	AUD	8,260,000	Deutsche Bank AG	12/15/22	322,007
USD	47,898	DKK	353,233	Bank of America N.A.	12/15/22	1,079
USD	684,871	EUR	681,138	Bank of America N.A.	12/15/22	13,697
USD	161,195,923	EUR	159,900,489	JPMorgan Chase Bank N.A.	12/15/22	3,634,467
USD	232,638	GBP	200,638	Deutsche Bank AG	12/15/22	8,386
USD	20,991,380	GBP	18,158,464	Deutsche Bank AG	12/15/22	695,735
USD	425,967	GBP	369,474	JPMorgan Chase Bank N.A.	12/15/22	13,007
USD	8,829,985	HKD	69,197,570	JPMorgan Chase Bank N.A.	12/15/22	2,956
USD	6,152,863	JPY	878,968,656	JPMorgan Chase Bank N.A.	12/15/22	31,544
USD	5,347,754	SEK	56,534,122	Deutsche Bank AG	12/15/22	231,721

						5,102,844

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	383,609	USD	386,070	Bank of America N.A.	12/15/22	$(8,072)
EUR	990,591	USD	979,505	JPMorgan Chase Bank N.A.	12/15/22	(3,405)

						(11,477)

						$5,091,367

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	340	10/07/22	USD	295.00	USD	9,087	$2,890
InvesCo QQQ Trust, Series 1	135	10/14/22	USD	295.00	USD	3,608	7,155
Eli Lilly & Co.	11	10/21/22	USD	330.00	USD	356	8,003
Microsoft Corp.	31	10/21/22	USD	290.00	USD	722	248
Microsoft Corp.	24	10/21/22	USD	270.00	USD	559	804
SPDR S&P 500 ETF Trust	177	10/21/22	USD	430.00	USD	6,322	443
Tesla, Inc.	6	10/21/22	USD	316.67	USD	159	1,629
Tesla, Inc.	36	10/21/22	USD	320.00	USD	955	8,550
Visa, Inc., Class A	90	10/21/22	USD	220.00	USD	1,599	675
Walt Disney Co.	76	10/21/22	USD	130.00	USD	717	266
SPDR S&P 500 ETF Trust	268	10/24/22	USD	400.00	USD	9,572	7,772
Abbott Laboratories	191	11/18/22	USD	110.00	USD	1,848	11,174
Alphabet, Inc., Class C	165	11/18/22	USD	117.50	USD	1,586	9,075
Alphabet, Inc., Class C	90	11/18/22	USD	107.50	USD	865	17,100
BNP Paribas SA	146	11/18/22	EUR	52.00	EUR	637	3,506
Dynatrace, Inc.	102	11/18/22	USD	45.00	USD	355	4,845
Eli Lilly & Co.	39	11/18/22	USD	330.00	USD	1,261	53,040
Generac Holdings, Inc.	20	11/18/22	USD	300.00	USD	356	850
Lululemon Athletica, Inc.	30	11/18/22	USD	350.00	USD	839	5,025
Microsoft Corp.	68	11/18/22	USD	280.00	USD	1,584	8,126
Societe Generale SA	226	11/18/22	EUR	26.00	EUR	461	4,984
SPDR S&P 500 ETF Trust	124	11/18/22	USD	410.00	USD	4,429	9,238
Tesla, Inc.	14	11/18/22	USD	320.00	USD	371	10,605
Tesla, Inc.	32	11/18/22	USD	300.00	USD	849	39,840
Tesla, Inc.	42	11/18/22	USD	310.00	USD	1,114	41,685
Walt Disney Co.	82	11/18/22	USD	120.00	USD	774	3,321
Alphabet, Inc., Class C	149	12/16/22	USD	115.00	USD	1,433	20,115
Amazon.com, Inc.	139	12/16/22	USD	135.00	USD	1,571	34,472
Commerzbank AG	410	12/16/22	EUR	9.00	EUR	301	8,438
Domino’s Pizza, Inc.	21	12/16/22	USD	370.00	USD	651	9,975
HCA Healthcare, Inc.	108	12/16/22	USD	230.00	USD	1,985	21,870
iShares China Large-Cap ETF	611	12/16/22	USD	30.00	USD	1,580	24,440
LVMH Moet Hennessy Louis Vuitton SE	16	12/16/22	EUR	640.00	EUR	977	32,969
LVMH Moet Hennessy Louis Vuitton SE	32	12/16/22	EUR	680.00	EUR	1,953	36,066
Microsoft Corp.	69	12/16/22	USD	270.00	USD	1,607	22,597
Salesforce.com, Inc.	117	12/16/22	USD	165.00	USD	1,683	55,575
SAP Investor Relations, ADR	65	12/16/22	USD	100.00	USD	528	3,738
Siemens AG, Registered Shares	150	12/16/22	EUR	110.00	EUR	1,518	53,511
SPDR S&P 500 ETF Trust	176	12/16/22	USD	435.00	USD	6,286	8,008
Tesla, Inc.	77	12/16/22	USD	300.00	USD	2,042	136,290
Visa, Inc., Class A	127	12/16/22	USD	210.00	USD	2,256	19,621
Abbott Laboratories	92	01/20/23	USD	125.00	USD	890	2,760
Abbott Laboratories	161	01/20/23	USD	115.00	USD	1,558	15,134
Adobe, Inc.	17	01/20/23	USD	480.00	USD	468	748
Align Technology, Inc.	24	01/20/23	USD	290.00	USD	497	13,800
Alphabet, Inc., Class C	160	01/20/23	USD	125.00	USD	1,538	14,800
Booking Holdings, Inc.	5	01/20/23	USD	2,600.00	USD	822	2,550
DexCom, Inc.	118	01/20/23	USD	100.00	USD	950	37,170
Dynatrace, Inc.	103	01/20/23	USD	45.00	USD	359	11,845
Eli Lilly & Co.	32	01/20/23	USD	340.00	USD	1,035	56,640

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Eli Lilly & Co.	32	01/20/23	USD	320.00	USD	1,035	$87,200
Humana, Inc.	15	01/20/23	USD	500.00	USD	728	42,450
Humana, Inc.	53	01/20/23	USD	550.00	USD	2,572	56,710
Intuit, Inc.	17	01/20/23	USD	450.00	USD	658	26,350
Otis Worldwide Corp.	108	01/20/23	USD	85.00	USD	689	5,940
Salesforce.com, Inc.	56	01/20/23	USD	200.00	USD	806	6,832
Salesforce.com, Inc.	56	01/20/23	USD	210.00	USD	806	4,116
ServiceNow, Inc.	19	01/20/23	USD	550.00	USD	717	6,650
SPDR S&P 500 ETF Trust	238	01/20/23	USD	430.00	USD	8,501	29,155
TE Connectivity Ltd.	75	01/20/23	USD	135.00	USD	828	11,813
Tractor Supply Co.	43	01/20/23	USD	210.00	USD	799	25,370
Visa, Inc., Class A	75	01/20/23	USD	210.00	USD	1,332	20,062
XPO Logistics, Inc.	72	01/20/23	USD	57.50	USD	321	11,520

							1,238,149

Put
Consumer Staples Select Sector SPDR Fund	761	10/21/22	USD	70.00	USD	5,078	264,447
Dollar Tree, Inc.	28	10/21/22	USD	130.00	USD	381	7,042
Intel Corp.	211	10/21/22	USD	28.00	USD	544	52,011
InvesCo QQQ Trust, Series 1	293	10/21/22	USD	268.00	USD	7,831	255,056
iShares China Large-Cap ETF	347	10/21/22	USD	28.00	USD	897	81,198
iShares Russell 2000 ETF	403	10/21/22	USD	164.00	USD	6,646	196,865
SPDR S&P 500 ETF Trust	686	10/28/22	USD	355.00	USD	24,503	637,980
SPDR S&P 500 ETF Trust	168	11/18/22	USD	360.00	USD	6,001	243,432
SPDR S&P 500 ETF Trust	164	12/16/22	USD	350.00	USD	5,858	229,354

							1,967,385

							$3,205,534

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
S&P 500 Index	Barclays Bank PLC	841	12/16/22	USD 3,849.00	USD 3,016	$54,760

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	340	10/07/22	USD	310.00	USD	9,087	$(510)
InvesCo QQQ Trust, Series 1	135	10/14/22	USD	315.00	USD	3,608	(608)
LVMH Moet Hennessy Louis Vuitton SE	32	10/21/22	EUR	750.00	EUR	1,953	(3,262)
SPDR S&P 500 ETF Trust	354	10/21/22	USD	440.00	USD	12,644	(531)
Alphabet, Inc., Class C	165	11/18/22	USD	130.00	USD	1,586	(2,475)
Boston Scientific Corp.	553	11/18/22	USD	45.00	USD	2,142	(11,060)
Microsoft Corp.	68	11/18/22	USD	305.00	USD	1,584	(1,700)
SPDR S&P 500 ETF Trust	124	11/18/22	USD	430.00	USD	4,429	(2,542)
Tesla, Inc.	32	11/18/22	USD	350.00	USD	849	(10,640)
Tesla, Inc.	42	11/18/22	USD	360.00	USD	1,114	(10,458)
Alphabet, Inc., Class C	149	12/16/22	USD	150.00	USD	1,433	(1,118)
Amazon.com, Inc.	139	12/16/22	USD	150.00	USD	1,571	(11,607)
DexCom, Inc.	212	12/16/22	USD	110.00	USD	1,707	(20,140)
iShares China Large-Cap ETF	611	12/16/22	USD	34.00	USD	1,580	(18,941)
Microsoft Corp.	69	12/16/22	USD	295.00	USD	1,607	(7,280)
Salesforce.com, Inc.	117	12/16/22	USD	185.00	USD	1,683	(18,545)
Tesla, Inc.	77	12/16/22	USD	350.00	USD	2,042	(47,740)
Merck & Co., Inc.	151	01/20/23	USD	100.00	USD	1,300	(10,948)

							(180,105)

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Alphabet, Inc., Class C	158	10/21/22	USD	105.00	USD	1,519	$(147,730)
Amazon.com, Inc.	136	10/21/22	USD	120.00	USD	1,537	(122,740)
Consumer Staples Select Sector SPDR Fund	761	10/21/22	USD	65.00	USD	5,078	(58,216)
Dollar Tree, Inc.	28	10/21/22	USD	120.00	USD	381	(2,590)
Equinix, Inc.	13	10/21/22	USD	590.00	USD	739	(40,950)
Home Depot, Inc.	53	10/21/22	USD	280.00	USD	1,462	(56,445)
Intercontinental Exchange, Inc.	86	10/21/22	USD	90.00	USD	777	(21,500)
Intuit, Inc.	19	10/21/22	USD	390.00	USD	736	(34,675)
Intuit, Inc.	32	10/21/22	USD	370.00	USD	1,239	(32,960)
Intuitive Surgical, Inc.	41	10/21/22	USD	180.00	USD	769	(25,010)
InvesCo QQQ Trust, Series 1	293	10/21/22	USD	245.00	USD	7,831	(65,046)
iShares China Large-Cap ETF	347	10/21/22	USD	25.00	USD	897	(19,085)
iShares iBoxx $ High Yield Corporate Bond ETF	432	10/21/22	USD	70.00	USD	3,084	(35,856)
iShares iBoxx $ High Yield Corporate Bond ETF	649	10/21/22	USD	72.00	USD	4,633	(109,681)
iShares Russell 2000 ETF	403	10/21/22	USD	152.00	USD	6,646	(62,465)
Mastercard, Inc., Class A	27	10/21/22	USD	290.00	USD	768	(32,535)
Microsoft Corp.	97	10/21/22	USD	250.00	USD	2,259	(179,207)
Microsoft Corp.	24	10/21/22	USD	230.00	USD	559	(16,140)
Tesla, Inc.	78	10/21/22	USD	240.00	USD	2,069	(68,445)
Tesla, Inc.	6	10/21/22	USD	233.33	USD	159	(4,275)
Visa, Inc., Class A	90	10/21/22	USD	185.00	USD	1,599	(85,275)
Visa, Inc., Class A	44	10/21/22	USD	180.00	USD	782	(28,820)
Walt Disney Co.	76	10/21/22	USD	110.00	USD	717	(119,320)
SPDR S&P 500 ETF Trust	134	10/24/22	USD	330.00	USD	4,786	(32,495)
SPDR S&P 500 ETF Trust	686	10/28/22	USD	325.00	USD	24,503	(167,041)
Abbott Laboratories	191	11/18/22	USD	95.00	USD	1,848	(73,535)
Alphabet, Inc., Class C	165	11/18/22	USD	95.00	USD	1,586	(84,975)
Alphabet, Inc., Class C	90	11/18/22	USD	90.00	USD	865	(30,150)
BNP Paribas SA	146	11/18/22	EUR	45.00	EUR	637	(47,362)
Dynatrace, Inc.	102	11/18/22	USD	35.00	USD	355	(31,620)
Eli Lilly & Co.	35	11/18/22	USD	270.00	USD	1,132	(8,890)
Generac Holdings, Inc.	20	11/18/22	USD	220.00	USD	356	(93,200)
Lululemon Athletica, Inc.	30	11/18/22	USD	290.00	USD	839	(72,750)
Microsoft Corp.	68	11/18/22	USD	220.00	USD	1,584	(53,040)
Societe Generale SA	226	11/18/22	EUR	21.00	EUR	461	(35,771)
SPDR S&P 500 ETF Trust	62	11/18/22	USD	340.00	USD	2,215	(47,678)
SPDR S&P 500 ETF Trust	168	11/18/22	USD	330.00	USD	6,001	(92,736)
Tesla, Inc.	56	11/18/22	USD	240.00	USD	1,485	(89,600)
Tesla, Inc.	32	11/18/22	USD	220.00	USD	849	(32,000)
Walt Disney Co.	82	11/18/22	USD	95.00	USD	774	(50,225)
Air Products & Chemicals, Inc.	36	12/16/22	USD	220.00	USD	838	(28,440)
Alphabet, Inc., Class C	149	12/16/22	USD	90.00	USD	1,433	(64,070)
Amazon.com, Inc.	139	12/16/22	USD	100.00	USD	1,571	(63,245)
Commerzbank AG	410	12/16/22	EUR	7.20	EUR	301	(25,315)
Domino’s Pizza, Inc.	21	12/16/22	USD	290.00	USD	651	(29,295)
HCA Healthcare, Inc.	108	12/16/22	USD	160.00	USD	1,985	(64,800)
LVMH Moet Hennessy Louis Vuitton SE	16	12/16/22	EUR	520.00	EUR	977	(14,348)
LVMH Moet Hennessy Louis Vuitton SE	32	12/16/22	EUR	550.00	EUR	1,953	(57,705)
Microsoft Corp.	68	12/16/22	USD	215.00	USD	1,584	(56,950)
Microsoft Corp.	69	12/16/22	USD	220.00	USD	1,607	(67,447)
Salesforce.com, Inc.	117	12/16/22	USD	130.00	USD	1,683	(76,342)
SAP Investor Relations, ADR	65	12/16/22	USD	80.00	USD	528	(28,925)
Siemens AG, Registered Shares	150	12/16/22	EUR	88.00	EUR	1,518	(40,721)
SPDR S&P 500 ETF Trust	197	12/16/22	USD	310.00	USD	7,036	(96,924)
SPDR S&P 500 ETF Trust	176	12/16/22	USD	370.00	USD	6,286	(398,640)
Tesla, Inc.	77	12/16/22	USD	220.00	USD	2,042	(107,030)
Visa, Inc., Class A	127	12/16/22	USD	170.00	USD	2,256	(93,662)
Abbott Laboratories	92	01/20/23	USD	105.00	USD	890	(100,280)
Abbott Laboratories	161	01/20/23	USD	95.00	USD	1,558	(88,952)
Align Technology, Inc.	24	01/20/23	USD	230.00	USD	497	(95,040)
Alphabet, Inc., Class C	220	01/20/23	USD	80.00	USD	2,115	(56,100)
Alphabet, Inc., Class C	160	01/20/23	USD	100.00	USD	1,538	(152,800)

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Amazon.com, Inc.	220	01/20/23	USD	80.00	USD	2,486	$(39,820)
Booking Holdings, Inc.	5	01/20/23	USD	2,000.00	USD	822	(194,500)
DexCom, Inc.	118	01/20/23	USD	80.00	USD	950	(105,020)
Dynatrace, Inc.	103	01/20/23	USD	35.00	USD	359	(42,230)
Eli Lilly & Co.	32	01/20/23	USD	280.00	USD	1,035	(23,520)
Eli Lilly & Co.	32	01/20/23	USD	260.00	USD	1,035	(14,320)
Humana, Inc.	15	01/20/23	USD	390.00	USD	728	(9,000)
Humana, Inc.	53	01/20/23	USD	440.00	USD	2,572	(78,440)
Intuit, Inc.	17	01/20/23	USD	370.00	USD	658	(48,620)
Microsoft Corp.	86	01/20/23	USD	200.00	USD	2,003	(53,105)
Otis Worldwide Corp.	108	01/20/23	USD	65.00	USD	689	(50,220)
Salesforce.com, Inc.	112	01/20/23	USD	160.00	USD	1,611	(252,280)
ServiceNow, Inc.	19	01/20/23	USD	450.00	USD	717	(158,935)
TE Connectivity Ltd.	75	01/20/23	USD	110.00	USD	828	(61,875)
Tractor Supply Co.	43	01/20/23	USD	165.00	USD	799	(29,240)
Visa, Inc., Class A	75	01/20/23	USD	180.00	USD	1,332	(98,437)
XPO Logistics, Inc.	72	01/20/23	USD	45.00	USD	321	(39,240)

							(5,517,867)

							$(5,697,972)

OTC Credit Default Swaptions Written

	Paid by the Trust	Received by the Trust			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)	Value
Put
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	10/19/22	N/R	EUR 575.00	EUR 4,405	$(83,195)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put
10-Year Interest Rate Swap, 11/25/32	1-Day SOFR, 3.07%	Quarterly	3.20%	Semi-Annual	Goldman Sachs International	11/23/22	3.20%	USD	10,016	$(379,777)
1-Year Interest Rate Swap, 03/09/24	1-Day SOFR, 3.07%	Quarterly	4.50%	Semi-Annual	Morgan Stanley & Co. International PLC	03/07/23	4.50	USD	85,272	(323,860)
2-Year Interest Rate Swap, 03/10/25	1-Day SOFR, 3.07%	Quarterly	4.03%	Semi-Annual	Goldman Sachs International	03/08/23	4.03	USD	86,623	(844,901)
10-Year Interest Rate Swap, 05/13/33	1-Day SOFR, 3.07%	Quarterly	3.57%	Semi-Annual	Goldman Sachs International	05/11/23	3.57	USD	30,765	(977,084)

										$(2,525,622)

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	B	USD	19,058	$(402,269)	$(13,752)	$(388,517)
CDX.NA.HY.39.V1	0.00	Quarterly	12/20/27	B+	USD	90	(3,380,930)	(3,625,556)	244,626
CDX.NA.IG.39.V1	0.00	Quarterly	12/20/27	BBB+	USD	4,406	(13,768)	7,171	(20,939)
iTRAXX.XO.38.V1	0.00	Quarterly	12/20/27	B	EUR	437	(22,028)	(15,809)	(6,219)

							$(3,818,995)	$(3,647,946)	$(171,049)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)
Rate	Frequency	Rate	Frequency				Value
2.60%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/26/32	USD 2,250	$170,775	$35	$170,740

OTC Total Return Swaps

										Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Trust		Received by the Trust
					Effective	Termination	Notional
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value
1-Day SOFR minus 2.10%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	10/07/22	USD	39,949	$(1,668,708)	$—	$(1,668,708)
1-Day SOFR minus 2.10%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	10/07/22	USD	8,868	(448,451)	—	(448,451)
1-Day SOFR minus 2.00%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	10/17/22	USD	6,695	(255,139)	—	(255,139)
1-Day SOFR minus 3.50%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Barclays Bank PLC	N/A	10/26/22	USD	861	1,367	—	1,367
1-Day SOFR minus 1.70%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	12/16/22	USD	325	(16,499)	—	(16,499)
1-Day SOFR minus 1.75%, 3.07%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	Citibank N.A.	N/A	12/16/22	USD	230	(8,772)	—	(8,772)
1-Day SOFR minus 1.25%, 3.07%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	Goldman Sachs International	N/A	12/16/22	USD	108	(4,467)	—	(4,467)
1-Day SOFR minus 1.70%, 3.07%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	JPMorgan Chase Bank N.A.	N/A	12/16/22	USD	14,914	(569,153)	—	(569,153)
1-Day SOFR minus 0.45%, 3.07%	Quarterly	SPDR Bloomberg High Yield Bond ETF	Quarterly	Barclays Bank PLC	N/A	12/16/22	USD	833	(37,128)	—	(37,128)
1-Day SOFR minus 0.20%, 3.07%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	BNP Paribas SA	N/A	12/16/22	USD	18,484	(912,952)	—	(912,952)

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

OTC Total Return Swaps (continued)

										Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation )
Paid by the Trust		Received by the Trust
					Effective	Termination	Notional
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value
1-Day SOFR plus 0.15%, 3.07%	Quarterly	SPDR Bloomberg High Yield Bond ETF	Monthly	Citibank N.A.	N/A	12/16/22	USD	1,377	$(58,479)	$—		$(58,479)
1-Day SOFR minus 0.25%, 3.07%	Quarterly	SPDR Bloomberg High Yield Bond ETF	Quarterly	Goldman Sachs International	N/A	12/16/22	USD	1,417	(62,271)	—		(62,271)

									$(4,040,652)	$—		$(4,040,652)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$62,677,740	$—	$62,677,740
Common Stocks
Cayman Islands	—	—	743,514	743,514
China	—	6,836,362	—	6,836,362
Finland	—	14,676,150	3,923,833	18,599,983
France	—	60,440,927	—	60,440,927
Germany	—	44,314,267	—	44,314,267
Ireland	7,096	—	—	7,096
Italy	—	3,778,677	—	3,778,677
Japan	—	5,560,405	—	5,560,405
Netherlands	—	21,362,859	—	21,362,859
South Korea	—	18,738,188	—	18,738,188
Sweden	—	4,335,249	—	4,335,249
Switzerland	5,199,722	—	—	5,199,722
Taiwan	11,825,297	—	—	11,825,297
United Kingdom	9,872,734	10,041,181	—	19,913,915
United States	561,979,265	246,836	4,549,240	566,775,341

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$307,800,147	$8,854,956	$316,655,103
Floating Rate Loan Interests	—	8,863,692	35,795,129	44,658,821
Investment Companies	59,187,040	—	—	59,187,040
Municipal Bonds	—	2,461,705	—	2,461,705
Non-Agency Mortgage-Backed Securities	—	47,337,097	—	47,337,097
Preferred Securities
Capital Trust	—	977,771	—	977,771
Preferred Stocks	—	—	9,542,004	9,542,004
U.S. Government Sponsored Agency Securities	—	202,487,078	—	202,487,078
U.S. Treasury Obligations	—	24,410,524	—	24,410,524
Warrants	93,112	—	470,190	563,302
Short-Term Securities
Certificates of Deposit	—	2,691,427	—	2,691,427
Commercial Paper	—	19,889,662	—	19,889,662
Money Market Funds	64,375,261	—	—	64,375,261
Options Purchased
Equity Contracts	3,205,534	54,760	—	3,260,294
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(3,201)	(3,201)

	$715,745,061	$869,982,704	$63,875,665	1,649,603,430

Investments Valued at NAV(b)				10,627,395

				$1,660,230,825

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$244,626	$—	$244,626
Equity Contracts	561,645	74,974	—	636,619
Foreign Currency Exchange Contracts	—	5,102,844	—	5,102,844
Interest Rate Contracts	4,290,048	172,107	—	4,462,155
Liabilities
Credit Contracts	—	(498,870)	—	(498,870)
Equity Contracts	(10,501,832)	(1,079,602)	—	(11,581,434)
Foreign Currency Exchange Contracts	—	(11,477)	—	(11,477)
Interest Rate Contracts	(496,790)	(5,488,039)	—	(5,984,829)

	$(6,146,929)	$(1,483,437)	$—	$(7,630,366)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments		Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2021	$550,000	$1,099,494	$3,056,625	$16,214,511	$2,674,909	$—	$—	(a)	$61,805	$23,657,344
Transfers into Level 3	—	—	—	4,013,875	—	—	—		—	4,013,875
Transfers out of Level 3	(550,000)	—	—	—	—	—	—		—	(550,000)
Accrued discounts/premiums	—	—	31,597	46,543	—	—	—		—	78,140
Net realized gain (loss)	—	—	—	1,294	—	—	—		—	1,294
Net change in unrealized appreciation (depreciation)(b)	—	(777,891)	(380,121)	(1,505,018)	(1,726,338)	(3,201)	—		408,385	(3,984,184)
Purchases	—	8,894,984	6,146,855	17,110,413	8,593,433	—	—		—	40,745,685
Sales	—	—	—	(86,489)	—	—	—		—	(86,489)

Closing balance, as of September 30, 2022	$—	$9,216,587	$8,854,956	$35,795,129	$9,542,004	$(3,201)	$—		$470,190	$63,875,665

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(b)	$—	$(777,891)	$(380,121)	$(1,505,018)	$(1,726,338)	$(3,201)	$—		$408,385	$(3,984,184)

(a)	Rounds to less than $1.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $10,583,909. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$9,216,588	Market	Revenue Multiple	13.75x - 17.19x	15.75x
			Volatility	1.7 years	—
			Time to Exit	47%	—

Corporate Bonds	8,854,956	Income	Discount Rate	12%- 35%	23%

Floating Rate Loan Interests	25,208,018	Income	Discount Rate	9%- 16%	12%
			Credit Spread	423	—

Preferred Stocks	9,542,004	Market	Revenue Multiple	0.09x - 4.00x	3.21x
			Time to Exit	2.5 years	—
			Volatility	75%	—

Warrants	470,190	Market	Revenue Multiple	13.64x	—
			Volatility	40% - 71%	59%
			Time to Exit	0.8 years	—

	$53,291,756

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

The Trust valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $16,071,367 as of September 30, 2022.

Currency Abbreviation

AUD	Australian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

RB	Revenue Bond

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	18